Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(17)	Subsequent Events

The Company has filed Forms 15 with respect to the termination of registration under Section 12(g) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the suspension of the duty to file reports under Section 15(d) of the Exchange Act. As a result, the Company expects that this annual report on Form 10-K and amendments, if any, thereto , will be the last report filed by the Company with the Securities and Exchange Commission pursuant to Section 13 of the Exchange Act for the foreseeable future.